Investment in Qualified Affordable Housing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense	$ 186,614	$ 187,510	$ 181,515
Assets	7,311,354	7,001,199	6,636,423
Amortization Method Qualified Affordable Housing Project Investments, Amortization	6,700	6,900
Affordable Housing Tax Credits and Other Tax Benefits, Amount	8,900	8,800
Affordable Housing Program Obligation	20,311	16,629
Retained earnings	507,505	484,484
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	713,355	696,541	649,823	$ 650,366
Income Tax Expense (Benefit)	32,567	36,459	32,503
Net income	81,012	83,957	76,869
Qualified Affordable Housing [Domain]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity investments	51,247	48,911
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	507,505	484,484	458,719	$ 441,605
Net income	$ 81,012	83,957	76,869
Accounting Standards Update 2014-01 [Member] | Assets [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets		7,001,199
Accounting Standards Update 2014-01 [Member] | Assets [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets		7,003,256
Accounting Standards Update 2014-01 [Member] | Retained Earnings | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		484,484
Accounting Standards Update 2014-01 [Member] | Retained Earnings | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings		486,541
Accounting Standards Update 2014-01 [Member] | Equity [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		696,541
Accounting Standards Update 2014-01 [Member] | Equity [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		698,598
Net Income [Domain] | Accounting Standards Update 2014-01 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		83,957	76,869
Net Income [Domain] | Accounting Standards Update 2014-01 [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income		84,090	77,227
Income Tax Expense [Member] | Accounting Standards Update 2014-01 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Expense (Benefit)		36,459	32,503
Income Tax Expense [Member] | Accounting Standards Update 2014-01 [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income Tax Expense (Benefit)		28,602	25,131
Other Expense [Member] | Accounting Standards Update 2014-01 [Member] | Restatement Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense		187,510	181,515
Other Expense [Member] | Accounting Standards Update 2014-01 [Member] | Scenario, Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other expense		$ 195,234	$ 188,529